Financial Instruments - Schedule of Derivatives Not Designated as Hedging Instruments - Net Effect on the Statement Of Comprehensive Income (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Option, Quantitative Disclosures [Line Items]
Total	$ 369	$ 9,395	$ 11,019
Reclassification to Interest and finance costs net due to de-designations [Member}
Fair Value, Option, Quantitative Disclosures [Line Items]
Gain (Loss) on Interest Rate Derivative Instruments Not Designated as Hedging Instruments	122	1,472	0
Bunker swaps	247	7,923	11,191
Bunker put options	$ 0	$ 0	$ (172)